Schedule of Investments (unaudited)	iShares® MSCI Peru ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.0%
Banco BBVA Peru SA	6,392,832	$2,598,432
Banco de Credito del Peru S.A., Class C	40,320	29,304
Credicorp Ltd.	209,780	29,448,916
Intercorp Financial Services Inc.	102,310	2,792,040
		34,868,692
Construction & Engineering — 1.5%
Aenza SAA(a)	7,247,370	1,989,857

Construction Materials — 4.4%
Cementos Pacasmayo SAA	2,213,405	2,293,838
Union Andina de Cementos SAA	8,523,945	3,625,258
		5,919,096
Electric Utilities — 2.7%
Interconexion Electrica SA ESP	567,395	3,578,953

Food & Staples Retailing — 2.2%
InRetail Peru Corp.(b)	96,558	2,904,465

Food Products — 5.2%
Alicorp SAA	4,278,391	5,815,848
Casa Grande SAA	590,304	1,112,282
		6,928,130
Metals & Mining — 45.2%
Cia. de Minas Buenaventura SAA, ADR	687,971	5,875,272
Corp. Aceros Arequipa SA, NVS	3,302,786	1,262,438
Fortuna Silver Mines Inc.(a)	812,924	2,680,075
Hochschild Mining PLC	2,858,834	3,964,787
MMG Ltd.(a)	7,992,000	3,386,779
Pan American Silver Corp.	124,366	2,735,393
Sociedad Minera Cerro Verde SAA	152,738	4,551,592
Southern Copper Corp.	474,024	29,285,203
Volcan Cia. Minera SAA, Class B, NVS(a)	23,914,464	3,862,363
Wheaton Precious Metals Corp.	71,273	2,943,670
		60,547,572

Security	Shares	Value

Multiline Retail — 2.0%
Falabella SA	924,504	$2,707,081

Oil, Gas & Consumable Fuels — 3.4%
PetroTal Corp.(a)	7,339,323	4,555,240

Real Estate Management & Development — 2.0%
Parque Arauco SA	2,755,043	2,673,368

Trading Companies & Distributors — 3.6%
Ferreycorp SAA	8,613,928	4,892,433

Total Common Stocks — 98.2%
(Cost: $174,045,482)		131,564,887

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	850,000	850,000

Total Short-Term Securities — 0.6%
(Cost: $850,000)		850,000

Total Investments in Securities — 98.8%
(Cost: $174,895,482)		132,414,887

Other Assets Less Liabilities — 1.2%		1,562,912

Net Assets — 100.0%		$133,977,799

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$540,000	$310,000	(a)	$—	$—	$—	$850,000	850,000	$309	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Peru ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	46	06/17/22	$2,446	$89,177

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$119,658,081	$11,906,806	$—	$131,564,887
Money Market Funds	850,000	—	—	850,000
	$120,508,081	$11,906,806	$—	$132,414,887
Derivative financial instruments(a)
Assets
Futures Contracts	$89,177	$—	$—	$89,177

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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